Rialto Investment Segment (Narrative) (Details) $ in Thousands		1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
		Nov. 30, 2014 USD ($) agreement	Mar. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)	Sep. 30, 2010 USD ($) properties loans	Feb. 28, 2010 USD ($)	Nov. 30, 2014 USD ($) agreement	May. 31, 2014 USD ($)	Nov. 30, 2014 USD ($) agreement	Nov. 30, 2013 USD ($) agreement	Nov. 30, 2012 USD ($)	Nov. 30, 2010	Feb. 28, 2014 USD ($)
Segment Reporting Information [Line Items]
Payments related to noncontrolling interests									$ 155,625	$ 201,655	$ 480
Total consolidated VIEs assets		$ 929,076					$ 929,076		929,076	1,195,347
Total consolidated VIEs liabilities		149,768					149,768		149,768	294,768
Distributions from unconsolidated entities, distributions of capital										125,000
Goodwill		44,250					44,250		44,250	34,046
FDIC [Member]
Segment Reporting Information [Line Items]
Managing member equity interests in two limited liability companies						40.00%
Managing member equity interests percentage						60.00%
Payments for distressed real estate and real estate related assets						$ 243,000
Working capital reserve						$ 22,000
Expected decrease in equity interest						30.00%
Expected increase in equity interest						70.00%
Payments to noncontrolling interests and affiliates									184,900	46,700
Payments related to noncontrolling interests									110,945	28,354
Payments of distributions to affiliates									73,963	18,350
Bank Portfolios [Member]
Segment Reporting Information [Line Items]
Payments for distressed real estate and real estate related assets					$ 310,000
Number of distressed residential and commercial real estate loans | loans					400
Number of real estate properties | properties					300
Senior unsecured note, maturity period, number of years					5 years
Notes payable and other debts payable (3)		60,622			$ 124,000		60,622		60,622	90,933
AllianceBernstein L.P. Public-Private Investment Program [Member]
Segment Reporting Information [Line Items]
Total contributions and investments to unconsolidated entities by company											1,900
Distributions from unconsolidated entities, distributions of capital											87,600
Revenues											9,100
Real Estate Investment Fund [Member]
Segment Reporting Information [Line Items]
Total contributions and investments to unconsolidated entities by company									75,000
Revenues									34,693
Investments in unconsolidated entities		71,831					71,831		71,831	75,729
Commercial Mortgage-Backed Securities [Member]
Segment Reporting Information [Line Items]
Discount on investment percentage												55.00%
Coupon rate of investment												4.00%
Servicer Provider [Member]
Segment Reporting Information [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, assets													$ 20,777
Goodwill		5,396					5,396		5,396	0			5,094
Business combination, recognized identifiable assets acquired and liabilities assumed, liabilities													$ 17,554
Rialto Investments [Member]
Segment Reporting Information [Line Items]
Provision for loan, lease, and other losses									57,113	16,139	27,966
Notes payable and other debts payable (3)	[1]	623,246					623,246		623,246	441,883
Average recorded investment in loans									69,000	24,000
Gains (losses) upon acquisition of REO									6,770	(427)	(1,878)
Principal amount outstanding on loans held-for-sale or securitization or asset-backed financing arrangement		111,775					111,775		111,775	44,000
Loans sold but not settled included in receivables, net		$ 147,237					$ 147,237		$ 147,237	$ 109,315
Number of warehouse repurchase financing agreements | agreement		2					2		2	2,000
Line of credit facility maximum borrowing capacity		$ 650,000					$ 650,000		$ 650,000	$ 500,000
Credit facility, amount outstanding		141,272					141,272		141,272	76,017
Proceeds from senior notes									104,525	250,000	0
Total contributions and investments to unconsolidated entities by company									41,523	66,953	43,555
Distributions from unconsolidated entities, distributions of capital									68,914	42,556	83,368
Revenues									230,521	138,060	138,856
Investments held-to-maturity		17,290					17,290		17,290	16,070
Other than temporary impairment losses, investments									0	0	0
Investments in unconsolidated entities	[2]	175,700					175,700		175,700	154,573
Rialto Investments [Member] | FDIC [Member]
Segment Reporting Information [Line Items]
Provision for loan, lease, and other losses							10,100
Total consolidated VIEs assets		508,362					508,362		508,362	727,065
Total consolidated VIEs liabilities		21,549					21,549		21,549	$ 20,154
Rialto Investments [Member] | Bank Portfolios [Member]
Segment Reporting Information [Line Items]
Provision for loan, lease, and other losses							137
Rialto Investments [Member] | AllianceBernstein L.P. Public-Private Investment Program [Member]
Segment Reporting Information [Line Items]
Distributions from unconsolidated entities, distributions of capital											$ 83,500
Rialto Investments [Member] | Servicer Provider [Member]
Segment Reporting Information [Line Items]
Ownership interest										5.00%
Investments in unconsolidated entities										$ 8,323
Minimum [Member] | Rialto Investments [Member]
Segment Reporting Information [Line Items]
Principal amount outstanding on loans held-for-sale or securitization or asset-backed financing arrangement				$ 2,000
Maximum [Member] | Rialto Investments [Member]
Segment Reporting Information [Line Items]
Principal amount outstanding on loans held-for-sale or securitization or asset-backed financing arrangement				$ 75,000
7% Senior Notes due 2018 [Member]
Segment Reporting Information [Line Items]
Debt instrument, face amount			$ 100,000							$ 250,000
Interest rate										7.00%
Rate premium discount senior debt			102.25%							100.00%
Proceeds from senior notes			$ 101,700							$ 245,000
Senior notes		351,939					351,939		351,939	250,000
7% Senior Notes due 2018 [Member] | Rialto Investments [Member]
Segment Reporting Information [Line Items]
Proceeds from (repayments of) related party debt										100,000
2.85% Notes Payable [Member] | Rialto Investments [Member]
Segment Reporting Information [Line Items]
Notes payable and other debts payable (3)		57,950					57,950		57,950
Debt instrument, face amount		$ 20,824					$ 20,824	$ 73,830	$ 20,824
Interest rate								2.85%
Rate premium discount senior debt		100.00%					100.00%	100.00%	100.00%
Proceeds from senior notes		$ 20,749						$ 69,050
5.0% Notes Payable [Member] | Rialto Investments [Member]
Segment Reporting Information [Line Items]
Interest rate		5.00%					5.00%		5.00%
Loans Held For Sale [Member] | Rialto Investments [Member]
Segment Reporting Information [Line Items]
Aggregate principal balance of loans held for sale									$ 1,562,748	690,266
Proceeds from sale of loans held-for-sale									$ 1,346,838	$ 536,951
Loans Held For Sale [Member] | Rialto Investments [Member] | Commercial First Mortgage Loan Securitizations, Term 1 [Member]
Segment Reporting Information [Line Items]
Investment period				5 years
Loans Held For Sale [Member] | Rialto Investments [Member] | Commercial First Mortgage Loan Securitizations, Term 2 [Member]
Segment Reporting Information [Line Items]
Investment period				7 years
Loans Held For Sale [Member] | Rialto Investments [Member] | Commercial First Mortgage Loan Securitizations, Term 3 [Member]
Segment Reporting Information [Line Items]
Investment period				10 years

[1]	Notes and other debts payable included $351.9 million and $250.0 million related to the 7.00% Senior Notes due 2018 ("7.00% Senior Notes") as of November 30, 2014 and 2013, respectively, $141.3 million and $76.0 million related to the RMF warehouse repurchase financing agreements as of November 30, 2014 and 2013, respectively, and $58.0 million related to notes issued through a structured note offering as of November 30, 2014.
[2]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.